Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2020
Receivables [Abstract]
Schedule of Accounts Receivable, Net

	December 31,	June 30,
	2019	2020
	RMB	RMB
Accounts receivable, gross	62,630	66,701
Less: expected credit loss provision	(922)	(3,215)

Accounts receivable, net	61,708	63,486

Summary of Credit Loss Provision Related to Accounts Receivable
The following table presents the activity in the expected credit loss provision related to accounts receivable, net for the six months ended June 30, 2020:

For the six months ended June 30,
2020
RMB
Balance as at December 31, 2019	922
Adoption of ASC Topic 326	3,122

Balance as at January 1, 2020	4,044
Current period provision	846
Current period reversal	(1,675)

Balance as at June 30, 2020	3,215